Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories
The Group’s inventory balances as of 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Raw materials and supplies	41,961	26,590
Work in progress	29,450	13,730
Finished goods	2,121	—
Inventory reserves	(2,062)	(1,262)

Balance at 31 December	71,470	39,058